Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nature of Business
Nature of Business

1. Nature of Business

Rhythm Pharmaceuticals, Inc. (the “Company”), is a biopharmaceutical company focused on the development and commercialization of peptide therapeutics for the treatment of genetic deficiencies that result in life‑threatening metabolic disorders. The Company's lead product candidate is setmelanotide (“RM‑493”), which is a potent, first‑in‑class, melanocortin‑4, or MC4, receptor, agonist for the treatment of rare genetic disorders of obesity caused by MC4 pathway deficiencies. The Company is currently evaluating setmelanotide for the treatment of six genetic disorders of obesity: pro‑opiomelanocortin, or POMC, leptin receptor, or LepR, Bardet‑Biedl syndrome, Alström syndrome, POMC heterozygous, and POMC epigenetic disorders.

In March 2018 the Company acquired exclusive, worldwide rights from Takeda Pharmaceutical Company Limited (“Takeda”) to develop and commercialize T-3525770 (now “RM-853”). RM-853 is a potent, orally available ghrelin o-acyltransferase (“GOAT”) inhibitor currently in preclinical development for Prader-Willi Syndrome (“PWS”). PWS is a rare genetic disorder that results in hyperphagia and early-onset, life-threatening obesity, for which there are no approved therapeutic options.

Corporate Reorganization

The Company is a Delaware corporation organized in February 2013 under the name Rhythm Metabolic, Inc. Prior to the Company's organization and the Corporate Reorganization referred to below, the Company was part of Rhythm Pharmaceuticals, Inc. (the “Predecessor Company”), a Delaware corporation which was organized in November 2008 and which commenced active operations in 2010.

In March 2013, the Predecessor Company underwent a corporate reorganization, (the “Corporate Reorganization”), pursuant to which all of the outstanding equity securities of the Predecessor Company were exchanged for units of Rhythm Holding Company, LLC, a newly‑organized limited liability company (the “LLC entity”). After the consummation of this exchange and as part of the Corporate Reorganization, the Predecessor Company contributed setmelanotide and the MC4R agonist program to the Company and distributed to the LLC entity all of the then issued and outstanding shares of the Company's stock. The result of the Corporate Reorganization was that the Company and the Predecessor Company became wholly‑owned subsidiaries of the LLC entity and the two product candidates and related programs that were originally held by the Predecessor Company were separated, with relamorelin and the ghrelin agonist program being retained by the Predecessor Company and setmelanotide and the MC4R agonist program being held by the Company. The Predecessor Company, after consummation of the Corporate Reorganization, is referred to within these Notes to Financial Statements as the Relamorelin Company and/or Motus.

On October 13, 2015, the Relamorelin Company changed its name to Motus Therapeutics, Inc. (“Motus”) and the Company changed its name to Rhythm Pharmaceuticals, Inc. On December 15, 2016, Motus was sold to a large pharmaceutical company. On August 21, 2017, the LLC entity distributed to its members all of its shares of the Company (see Note 5 for further discussion).

Liquidity

The Company has incurred operating losses and negative cash flows from operations since inception.  As of March 31, 2018, the Company had an accumulated deficit of $126,711.  The Company has primarily funded these losses through capital contributions received from the LLC entity and the sale of preferred and common stock to outside investors. To date, the Company has no product revenue and management expects operating losses to continue for the foreseeable future. The Company has devoted substantially all of its resources to its drug development efforts, comprising research and development, manufacturing, conducting clinical trials for its product candidates, protecting its intellectual property and general and administrative functions relating to these operations. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain profitable operations. At March 31, 2018, the Company had $136,453 of cash and cash equivalents and short‑term investments on hand.  In the future, the Company will be dependent on obtaining funding from third parties, such as proceeds from the issuance of debt, sale of equity, and funded research and development programs, to maintain the Company's operations and meet the Company's obligations. There is no guarantee that additional equity or other financings will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, the Company would be forced to scale back, terminate its operations or seek to merge with or be acquired by another company. Management believes that the Company's existing cash resources will be sufficient to fund the Company's operating plan into the second half of 2019.

1. Nature of Business

Rhythm Pharmaceuticals, Inc. (the “Company”), is a biopharmaceutical company focused on the development and commercialization of peptide therapeutics for the treatment of genetic deficiencies that result in life‑threatening metabolic disorders. The Company's lead product candidate is setmelanotide (RM‑493), which is a potent, first‑in‑class, melanocortin‑4, or MC4, receptor agonist for the treatment of rare genetic disorders of obesity caused by MC4 pathway deficiencies. The Company is currently evaluating setmelanotide for the treatment of six genetic disorders of obesity: pro‑opiomelanocortin, or POMC, leptin receptor, or LepR, Bardet‑Biedl syndrome, Alström syndrome, POMC heterozygous, and POMC epigenetic disorders.

Corporate Reorganization

The Company is a Delaware corporation organized in February 2013 under the name Rhythm Metabolic, Inc. Prior to the Company's organization and the Corporate Reorganization referred to below, the Company was part of Rhythm Pharmaceuticals, Inc. (the “Predecessor Company”), a Delaware corporation which was organized in November 2008 and which commenced active operations in 2010.

In March 2013, the Predecessor Company underwent a corporate reorganization, (the “Corporate Reorganization”), pursuant to which all of the outstanding equity securities of the Predecessor Company were exchanged for units of Rhythm Holding Company, LLC, a newly‑organized limited liability company (the “LLC entity”). After the consummation of this exchange and as part of the Corporate Reorganization, the Predecessor Company contributed setmelanotide and the MC4R agonist program to the Company and distributed to the LLC entity all of the then issued and outstanding shares of the Company's stock. The result of the Corporate Reorganization was that the Company and the Predecessor Company became wholly‑owned subsidiaries of the LLC entity and the two product candidates and related programs that were originally held by the Predecessor Company were separated, with relamorelin and the ghrelin agonist program being retained by the Predecessor Company and setmelanotide and the MC4R agonist program being held by the Company. The Predecessor Company, after consummation of the Corporate Reorganization, is referred to within these Notes to Financial Statements as the Relamorelin Company and/or Motus.

On October 13, 2015, the Relamorelin Company changed its name to Motus Therapeutics, Inc (“Motus”) and the Company changed its name to Rhythm Pharmaceuticals, Inc. On December 15, 2016, Motus was sold to a large pharmaceutical company. On August 21, 2017, the LLC entity distributed to its members all of its shares of the Company (see Note 5 for further discussion).

Liquidity

The Company has incurred operating losses and negative cash flows from operations since inception, incurred a net loss of $33,709, $25,872 and $11,073 during the years ended December 31, 2017, 2016 and 2015, respectively, and has an accumulated deficit of $110,252 as of December 31, 2017.  The Company has primarily funded these losses through capital contributions received from the LLC entity and the sale of preferred and common stock to outside investors. To date, the Company has no product revenue and management expects operating losses to continue for the foreseeable future. The Company has devoted substantially all of its resources to its drug development efforts, comprising research and development, manufacturing, conducting clinical trials for its product candidates, protecting its intellectual property and general and administrative functions relating to these operations. The future success of the Company is dependent on its ability to develop its product candidates and ultimately upon its ability to attain profitable operations. At December 31, 2017, the Company had $148,082 of cash and cash equivalents and short‑term investments on hand.  In the future, the Company will be dependent on obtaining funding from third parties, such as proceeds from the issuance of debt, sale of equity, and funded research and development programs, to maintain the Company's operations and meet the Company's obligations. There is no guarantee that additional equity or other financings will be available to the Company on acceptable terms, or at all. If the Company fails to obtain additional funding when needed, the Company would be forced to scale back, terminate its operations or seek to merge with or be acquired by another company. Management believes that the Company's existing cash resources will be sufficient to fund the Company's operating plan into the second half of 2019.